Description of the Plan (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) yr
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Pretax, maximum annual compensation to total compensation, percentage	100.00%
Excess contributions netted against participant contributions	$ 65,755
Minimum loan available	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Employer contribution maximum vesting age | yr	65